EQUITY - General and Limited Partnership Units (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares issued, opening balance (in shares)	72,954,450	72,955,585
Number of shares issued, closing balance (in shares)	72,954,446	72,954,450
Redemption-exchange units
Number of shares issued, opening balance (in shares)	69,705,497	69,705,497
Number of shares issued, closing balance (in shares)	69,705,497	69,705,497
Redemption-exchange units | Brookfield Business L.P.
Number of shares issued, closing balance (in shares)	18,105,781
Redemption-exchange units | Brookfield Wealth Solutions
Number of shares issued, closing balance (in shares)	10,317,747
Total
Number of shares issued, opening balance (in shares)	74,281,767	74,612,507
Repurchased and canceled (in shares)	0	(331,875)
Conversion from BBUC exchangeable shares (in shares)	4	1,135
Number of shares issued, closing balance (in shares)	74,281,771	74,281,767
GP Units
Number of shares issued, opening balance (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Conversion from BBUC exchangeable shares (in shares)	0	0
Number of shares issued, closing balance (in shares)	4	4
GP Units | Redemption-exchange units
Number of shares issued, closing balance (in shares)	25,227,971
LP Units (1)
Number of shares issued, opening balance (in shares)	74,281,763	74,612,503
Repurchased and canceled (in shares)	0	(331,875)
Conversion from BBUC exchangeable shares (in shares)	4	1,135
Number of shares issued, closing balance (in shares)	74,281,767	74,281,763